Financial liabilities - Kreos 2 (Details) € in Thousands			12 Months Ended
	Aug. 24, 2023 EUR (€)	Aug. 21, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 13, 2020 EUR (€) tranche
Disclosure of detailed information about borrowings [line items]
Repayments of convertible loan notes	€ 33,000		€ 2,188	€ 8,750	€ 27,188
Kreos 2
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 15,000
Borrowings, number of tranches | tranche						2
Borrowings, additional tranche mount						€ 5,000
Kreos 2, tranche A
Disclosure of detailed information about borrowings [line items]
Notional amount						10,000
Kreos 2, tranche B
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 5,000
Kreos 1, convertible bond loans, tranche B
Disclosure of detailed information about borrowings [line items]
Repayments of convertible loan notes	€ 8,000	€ 7,661